UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-10085

Hillman Capital Management Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
(Address of principal executive offices)                                    (Zip code)

A. Vason Hamrick
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: March 31, 2010

Item 1.      REPORTS TO STOCKHOLDERS.

Semi-Annual Report 2010
March 31, 2010

The Hillman Advantage Equity Fund

The Hillman Focused Advantage Fund

No Load Shares
Class A Shares
Class C Shares

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Hillman Capital Management Funds (“Funds”).  This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.  The Funds’ shares are not deposits or obligations of, or guaranteed by, any depository institution. The Funds’ shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Funds nor the Funds’ distributor is a bank.

Distributor: Capital Investment Group, Inc., 17 Glenwood Ave., Raleigh, NC 27603, Phone 1-866-515-4626.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Hillman Capital Management Funds (“Funds”) and of the market in general and statements of the Funds’ plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates.  Past performance is not a guarantee of future results.

Investments in the Funds are subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Funds will be successful in meeting their investment objective. Investment in the Funds is subject to the following risks: market risk, investment advisor risk, management style risk.  In addition to the risks outlined above, the Focused Advantage Fund is also subject to non-diversified fund risk and sector focus risk. More information about these risks and other risks can be found in the Funds’ prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting www.hillmancapital.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the Funds. A copy of the prospectus is available at www.hillmancapital.com or by calling Shareholder Services at 1-800-773-3863. The prospectus should be read carefully before investing.

Stated performance in the Funds was achieved at some or all points during the year by waiving or reimbursing part of the Funds’ total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.

This Semi-Annual Report was first distributed to shareholders on or about June 1, 2010.

For More Information on Your Hillman Capital Management (Hillman) Mutual Funds:

See Our Website @ www.hillmancapital.com
or
Call Our Shareholder Services Group Toll-Free at 1-800-773-3863

Expense Example (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The table below provides information about the actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 10/01/09	Ending Account Value 03/31/10	Expenses Paid During Period* 10/01/09-03/31/10	Annualized Expense Ratio During Period 10/01/09 – 03/31/10
Advantage Equity Fund
No Load Shares	$1,000.00	$1,127.70	$7.69	1.45%
Class A Shares	$1,000.00	$1,128.20	$7.48	1.41%
Class C Shares	$1,000.00	$1,128.90	$6.79	1.28%
Focused Advantage Fund
No Load Shares	$1,000.00	$1,127.70	$7.69	1.45%
Class A Shares	$1,000.00	$1,126.80	$7.85	1.48%
Class C Shares	$1,000.00	$1,123.00	$11.64	2.20%

*
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio,    multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the semi-annual period).

Hypothetical Example for Comparison Purposes – The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/01/09	Ending Account Value 03/31/10	Expenses Paid During Period* 10/01/09-03/31/10	Annualized Expense Ratio During Period 10/01/09 – 03/31/10
Advantage Equity Fund
No Load Shares	$1,000.00	$1,017.70	$7.29	1.45%
Class A Shares	$1,000.00	$1,017.90	$7.09	1.41%
Class C Shares	$1,000.00	$1,018.55	$6.44	1.28%
Focused Advantage Fund
No Load Shares	$1,000.00	$1,017.70	$7.29	1.45%
Class A Shares	$1,000.00	$1,017.55	$7.44	1.48%
Class C Shares	$1,000.00	$1,013.96	$11.05	2.20%

*
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio,    multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the semi-annual period).

Hillman Capital Management
Semi-Annual Letter to Shareholders
May 21, 2010

We want to take this opportunity to thank you, our shareholders, for your confidence in the Hillman Funds, and for standing by your investments through turbulent markets.  At Hillman Capital Management (HCM) we take a long-term approach to investing, focusing on the identification of companies with sustainable competitive advantage.  Our goal is to purchase securities of advantaged firms when they sell at a discount to our estimates of intrinsic value.  We believe that our approach offers a prudent way to control risk and outperform the market over time.

We remain encouraged by recent economic data that continues to reflect positive trends across much of the economy.  Generally speaking, we continue to believe that current loose monetary policy, improving consumer trends, tight supply chains and a generally stretched labor force have provided a foundation for employment growth and economic expansion.  These are constructive factors that are likely to propel the economy through the near-term.

During the first quarter, job creation continued to trend positively.  The Bureau of Labor Statistics estimates first quarter job gains to be 162,000 versus the losses of 783,000 and 269,000 in the third and fourth quarter of 2009, respectively1.  Despite modest job growth, the unemployment rate remained elevated at 9.7%.2  We believe that a return to positive job creation is an important milestone in the nascent economic recovery as rising employment is likely to provide a lift to consumer confidence and ultimately consumer spending.

Evidence of improved personal consumption was visible in the month of February.  Despite poor weather conditions, personal consumption expenditures increased by $34.7 billion.   Rising personal consumption was accompanied by a decrease in the personal savings rate to 3.1% of disposable personal income for the month3.  We believe that in the near-term, lower savings rates paired with wage gains from longer work weeks and rising employment will be reflected in increased consumer activity.

Although near-term improvements are encouraging and a necessary aspect for longer-term economic growth, we remain observant of the extraordinary federal assistance in the system.  If near-term momentum is maintained, we expect much of the assistance to roll off as federal stimulus dollars run out and as the Federal Reserve reduces liquidity through both interest rate policy and open market operations.  Given the scale of current federal assistance and its targeted approach, we continue to see headwinds for certain elements of the economy.

Residential real estate is one segment of the economy that will likely experience headwinds from the removal of extraordinary federal support.  In 2008, declining residential real estate prices exposed the vulnerability of financial institutions to the pricing behavior of this single asset class.  The systemic risk posed by declining real estate values has been used to justify unprecedented federal assistance, establishing the category as the single largest recipient of extraordinary aid.  Support for residential real estate markets has come through a number of varying programs including the federal government’s explicit backing of the mortgage guarantors Fannie Mae and Freddie Mac (the agencies), programs offered by the Federal Housing Administration (FHA), a homebuyers tax credit, the Federal Reserve’s purchase of approximately $1.25 trillion of agency mortgage backed securities (MBS) and approximately $175 billion of agency debt.  The culmination of all these programs, paired with financial market and broader economic recovery, has resulted in a stabilization of home values at prices nearly 25% below their 2007 level.4

As we look into the future, we believe the wind down of select federal assistance programs and potential increases in mortgage interest rates are likely headwinds to price appreciation within residential real estate markets.  Of note, the Federal Reserve ceased its purchasing of agency MBS on March 31 and the federal homebuyer credit is set to expire on houses not under contract by April 30th and settled on prior to June 30th of this year.  Credit market reaction to diminished Fed support and home buyer response to the expiration of the homebuyer credit are key elements that will test the durability of residential real estate markets.  For many consumers, homes remain their largest asset. For many

__________________________________
1 U.S. Bureau of Labor Statistics
2 U.S. Bureau of Labor Statistics
3 U.S. Department of Commerce, Bureau of Economic Analysis, Personal Income and Outlays: February 2010
4 National Association of Realtors, (statistic reflects the 2007 U.S. median home price vs. February 2010 preliminary estimate of median home price)

financial institutions, mortgage related securities remain a large position. Likewise, for the Federal Government, declining home prices represent a significant liability through its agency guaranties.  Therefore, the trajectory of home prices is likely to meaningfully impact consumer activity, credit availability, and the size of U.S. federal obligations.

If current employment trends continue, general economic growth may offset some of the impact related to the wind down of federal stimulus activity and Federal Reserve programs.  Additionally, low inflation expectations and low capacity utilization rates give the Federal Reserve significant latitude in its application of monetary policy.  Therefore, while targets may change, the Federal Reserve is likely to maintain loose monetary policy until it believes that the economy is on a stable foundation.

We continue to focus our energies on financial prospects for companies that we view to have sustainable competitive advantage and sufficient financial flexibility to weather troughs in economic activity.  We believe that competitively advantaged companies will emerge stronger from the economic decline and that opportunity exists to purchase great enterprises at attractive prices.  We will continue to invest according to this precept for the long-term interests of our clients.

Disclosure:

An investor should consider the investment objectives, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the Funds. A copy of the prospectus is available at www.nottinghamco.com or by calling Shareholder Services at 1-800-773-3863. The prospectus should be read carefully before investing.

Statements in this Semi-annual Report reflect projections or expectations of future financial or economic performance of the Fund and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements.  No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements.  Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates.

Underwriter and Distributor: Capital Investment Group, Inc.
17 Glenwood Avenue
Raleigh, NC  27603
Phone (800) 773-3863

HCM-09-152

The Hillman Advantage Equity Fund

Schedule of Investments
(Unaudited)

As of March 31, 2010
	Shares	Value (Note 1)

COMMON STOCKS - 97.14%

Consumer Discretionary - 12.04%
Best Buy Co., Inc.	6,100	$259,494
Harley-Davidson, Inc.	11,600	325,612
Starbucks Corp.	13,400	325,218
The Walt Disney Co.	9,100	317,681
Time Warner, Inc.	9,600	300,192
		1,528,197
Consumer Staples - 12.36%
Campbell Soup Co.	7,100	250,985
Clorox Co.	4,200	269,388
HJ Heinz Co.	5,600	255,416
McCormick & Co., Inc.	6,800	260,848
Sysco Corp.	10,100	297,950
Wal-Mart Stores, Inc.	4,200	233,520
		1,568,107
Energy - 3.54%
Exxon Mobil Corp.	3,100	207,638
* Transocean Ltd.	2,800	241,864
		449,502
Financials - 8.97%
American Express Co.	8,100	334,206
JPMorgan Chase & Co.	6,700	299,825
The Allstate Corp.	8,200	264,942
The Goldman Sachs Group, Inc.	1,400	238,882
		1,137,855
Health Care - 10.34%
Aetna, Inc.	9,200	323,012
* Amgen, Inc.	4,500	268,920
Johnson & Johnson	3,100	202,120
Merck & Co., Inc.	8,500	317,475
Pfizer, Inc.	11,700	200,655
		1,312,182
Industrials - 16.67%
3M Co.	3,100	259,067
General Electric Co.	17,900	325,780
Goodrich Corp.	4,500	317,340
Honeywell International, Inc.	6,100	276,147
Ingersoll-Rand PLC	9,300	324,291
Raytheon Co.	5,000	285,600
The Boeing Co.	4,500	326,745
		2,114,970

		(Continued)

The Hillman Advantage Equity Fund

Schedule of Investments
(Unaudited)

As of March 31, 2010
	Shares	Value (Note 1)

COMMON STOCKS - (Continued)

Information Technology - 22.61%
* Cisco Systems, Inc.	9,700	$252,491
Corning, Inc.	13,500	272,835
* Google, Inc. - Cl. A	500	283,505
Hewlett-Packard Co.	5,500	292,325
Intel Corp.	11,500	255,990
International Business Machines Corp.	1,800	230,850
Microsoft Corp.	9,900	289,773
Oracle Corp.	10,200	262,038
Texas Instruments, Inc.	9,800	239,806
The Western Union Co.	14,800	251,008
* Yahoo!, Inc.	14,400	238,032
		2,868,653
Materials - 4.66%
EI du Pont de Nemours & Co.	8,200	305,368
Nucor Corp.	6,300	285,894
		591,262
Telecommunications - 3.85%
AT&T, Inc.	8,700	224,808
Verizon Communications, Inc.	8,500	263,670
		488,478
Utilities - 2.10%
American Electric Power Co., Inc.	7,800	266,604
		266,604

Total Common Stocks (Cost $10,212,015)		12,325,810

INVESTMENT COMPANY - 2.12%
§ HighMark 100% US Treasury Money Market Fund, 0.01%	269,148	269,148

Total Investment Company (Cost $269,148)		269,148

Total Value of Investments (Cost $10,481,163) - 99.26%		$12,594,958

Other Assets Less Liabilities - 0.74%		93,755

Net Assets - 100%		$12,688,713

* Non-income producing investment
§ Represents 7 day effective yield

The following acronym is used in this portfolio:
PLC - Public Limited Company (British)

		(Continued)

The Hillman Advantage Equity Fund

Schedule of Investments
(Unaudited)

As of March 31, 2010

Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Consumer Discretionary	12.04%	$1,528,197
Consumer Staples	12.36%	1,568,107
Energy	3.54%	449,502
Financials	8.97%	1,137,855
Health Care	10.34%	1,312,182
Industrials	16.67%	2,114,970
Information Technology	22.61%	2,868,653
Materials	4.66%	591,262
Telecommunications	3.85%	488,478
Utilities	2.10%	266,604
Other	2.12%	269,148
Total	99.26%	$12,594,958

See Notes to Financial Statements

The Hillman Focused Advantage Fund

Schedule of Investments
(Unaudited)

As of March 31, 2010
	Shares	Value (Note 1)

COMMON STOCKS - 98.70%

Consumer Discretionary - 5.05%
Starbucks Corp.	38,800	$941,676
		941,676
Consumer Staples - 10.49%
McCormick & Co., Inc.	24,500	939,820
Sysco Corp.	34,400	1,014,800
		1,954,620
Energy - 8.50%
Exxon Mobil Corp.	10,000	669,800
* Transocean Ltd.	10,600	915,628
		1,585,428
Financials - 10.08%
JPMorgan Chase & Co.	21,000	939,750
The Goldman Sachs Group, Inc.	5,500	938,465
		1,878,215
Health Care - 8.68%
Aetna, Inc.	23,400	821,574
Pfizer, Inc.	46,400	795,760
		1,617,334
Industrials - 22.02%
General Electric Co.	57,900	1,053,780
Goodrich Corp.	15,800	1,114,216
Ingersoll-Rand PLC	26,000	906,620
The Boeing Co.	14,200	1,031,062
		4,105,678
Information Technology - 15.87%
Corning, Inc.	55,600	1,123,676
Hewlett-Packard Co.	17,600	935,440
Microsoft Corp.	30,700	898,589
		2,957,705
Materials - 5.45%
EI du Pont de Nemours & Co.	27,300	1,016,652
		1,016,652
Telecommunications - 7.52%
AT&T, Inc.	33,400	863,056
Verizon Communications, Inc.	17,400	539,748
		1,402,804
Utilities - 5.04%
American Electric Power Co., Inc.	27,500	939,950
		939,950

Total Common Stocks (Cost $18,318,832)		18,400,062

		(Continued)

The Hillman Focused Advantage Fund

Schedule of Investments
(Unaudited)

As of March 31, 2010
		Shares	Value (Note 1)

INVESTMENT COMPANY - 1.15%
§	HighMark 100% US Treasury Money Market Fund, 0.01%	214,787	$214,787

Total Investment Company (Cost $214,787)			214,787

Total Value of Investments (Cost $18,533,619) - 99.85%			$18,614,849

Other Assets Less Liabilities - 0.15%			27,150

Net Assets - 100%			$18,641,999

* Non-income producing investment
§ Represents 7 day effective yield

The following acronym is used in this portfolio:
PLC - Public Limited Company (British)

	Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Consumer Discretionary	5.05%	$941,676
Consumer Staples	10.49%	1,954,620
Energy	8.50%	1,585,428
Financials	10.08%	1,878,215
Health Care	8.68%	1,617,334
Industrials	22.02%	4,105,678
Information Technology	15.87%	2,957,705
Materials	5.45%	1,016,652
Telecommunications	7.52%	1,402,804
Utilities	5.04%	939,950
Other	1.15%	214,787
Total	99.85%	$18,614,849

See Notes to Financial Statements

Hillman Capital Management Funds

Statements of Assets and Liabilities
(Unaudited)
	Advantage Equity	Focused Advantage
As of March 31, 2010	Fund	Fund

Assets:
Investments, at cost	$10,481,163	$18,533,619
Investments, at value (note 1)	$12,594,958	$18,614,849
Receivables:
Fund shares sold	1,121	1,470
Dividends and interest, at value (note 1)	20,142	20,067
Prepaid expenses
Fund accounting fees	1,383	1,383
Compliance fees	657	657
Other expenses	34,477	30,121
Due from affiliates:
Advisor (note 2)	48,156	19,047

Total Assets	12,700,894	18,687,594

Liabilities:
Payables:
Fund shares repurchased	1,495	27,590
Distributions	518	-
Accrued expenses	10,168	18,005

Total Liabilities	12,181	45,595

Net Assets	$12,688,713	$18,641,999

Net Assets Consist of:
Capital	13,496,879	47,468,976
Accumulated net investment income (loss)	13,963	69,227
Accumulated net realized loss on investments	(2,935,924)	(28,977,434)
Net unrealized appreciation in investments	2,113,795	81,230

Total Net Assets	$12,688,713	$18,641,999
Shares Outstanding, no par value (unlimited authorized shares)	1,129,966	1,725,721
Net Asset Value, Offering Price and Redemption Price Per Share	$11.23	$10.80

No Load Shares Outstanding, no par value (unlimited shares authorized)	1,126,924	1,639,502
Net Assets - No Load Shares	$12,653,927	$17,710,438
Net Asset Value, Maximum Offering Price and Redemption Price Per Share $	11.23	$10.80

Class A Shares Outstanding, no par value (unlimited shares authorized)	943	46,537
Net Assets - Class A Shares	$10,810	$503,499
Net Asset Value and Redemption Price Per Share	$11.46	$10.82
Maximum Offering Price Per Share (Net Asset Value ÷ 94.25%)	$12.16	$11.48

Class C Shares Outstanding, no par value (unlimited shares authorized)	2,099	39,682
Net Assets - Class C Shares	$23,976	$428,062
Net Asset Value, Maximum Offering Price and Redemption Price Per Share (a) $	11.42	$10.79
(a) Class C shares have a contingent deferred sales charge (note 1).
See Notes to Financial Statements

Hillman Capital Management Funds

Statements of Operations
(Unaudited)
	Advantage Equity	Focused Advantage
For the six month period ended March 31, 2010	Fund	Fund

Investment Income:
Dividends	$ 127,528	$ 203,406

Total Income	127,528	203,406

Expenses:
Advisory fees (note 2)	59,690	105,521
Administration fees (note 2)	12,048	12,037
Transfer agent fees (note 2)	17,996	20,389
Registration and filing administration fees (note 2)	11,892	11,892
Fund accounting fees (note 2)	26,214	26,529
Compliance services fees (note 2)	3,864	3,864
Custody fees (note 2)	2,939	4,319
Distribution and service fees (note 3)	15,007	24,284
Legal fees	10,547	10,547
Audit and tax preparation fees	6,732	6,732
Registration and filing expenses	19,598	23,574
Printing expenses	548	1,496
Trustees' fees and meeting expenses	2,817	2,792
Securities pricing fees	1,794	872
Other operating expenses	4,987	12,167

Total Expenses	196,673	267,015

Expenses reimbursed by Advisor (note 2)	(48,041)	(24,070)
Advisory fees waived (note 2)	(59,690)	(105,521)
Distribution and service fees waived (note 3)	(2,199)	(3,245)

Net Expenses	86,743	134,179

Net Investment Income	40,785	69,227

Net Realized and Unrealized Gain from Investments:
Net realized gain from investments	124,063	151,304
Change in unrealized appreciation on investments	1,274,450	1,970,793

Net Realized and Unrealized Gain on Investments	1,398,513	2,122,097

Net Increase in Net Assets Resulting from Operations	$ 1,439,298	$ 2,191,324

See Notes to Financial Statements

Hillman Capital Management Funds

Statements of Changes in Net Assets

	Advantage Equity Fund		Focused Advantage Fund
	March 31,	September 30,	March 31,	September 30,
For the six month period or fiscal year ended	2010 (a)	2009	2010 (a)	2009

Operations:
Net investment income	$ 40,785	$ 109,401	$ 69,227	$ 220,894
Net realized gain (loss) from investment transactions	124,063	(3,050,569)	151,304	(8,390,816)
Change in unrealized appreciation on investments	1,274,450	2,046,032	1,970,793	5,327,720
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,439,298	(895,136)	2,191,324	(2,842,202)
Distributions to Shareholders: (note 5)
Net investment loss
No Load Shares	(38,842)	(106,127)	(180,343)	(124,008)
Class A Shares	(117)	(85)	(4,148)	(1,769)
Class B Shares	-	(62)	-	(387)
Class C Shares	(56)	(135)	(3,536)	(702)
Net realized loss from investment transactions
No Load Shares	-	(60,220)	-	(86,796)
Class A Shares	-	(42)	-	(1,060)
Class B Shares	-	(42)	-	(366)
Class C Shares	-	(51)	-	(664)
Decrease in Net Assets Resulting from Distributions	(39,015)	(166,764)	(188,027)	(215,752)
Capital Share Transactions: (note 6)
No Load Shares
Shares sold	280,490	684,151	272,083	1,681,471
Reinvested distributions	37,516	165,374	168,884	194,637
Shares repurchased	(253,104)	(3,010,805)	(2,089,063)	(11,096,148)
Class A Shares
Shares sold	42,000	10,125	402,807	213,269
Reinvested distributions	117	127	4,032	2,781
Shares repurchased	(41,899)	(52,974)	(240,091)	(200,055)
Class B Shares
Shares sold	-	-	-	28,000
Reinvested distributions	-	103	-	753
Shares repurchased	-	(8,145)	-	(135,348)
Class C Shares
Shares sold	-	8,145	54,842	189,670
Reinvested distributions	56	186	3,536	1,366
Shares repurchased	-	-	(32,099)	(125,958)
Increase (Decrease) from Capital Share Transactions	65,176	(2,203,713)	(1,455,069)	(9,245,562)
Net Increase (Decrease) in Net Assets	1,465,459	(3,265,613)	548,228	(12,303,516)

Net Assets:
Beginning of period	11,223,254	14,488,867	18,093,771	30,397,287
End of period	$12,688,713	$11,223,254	$18,641,999	$ 18,093,771

Accumulated Net Investment Income	$ 13,963	$ 12,193	$ 69,227	$ 188,027
(a) Unaudited.

See Notes to Financial Statements

Hillman Capital Management Funds

Financial Highlights			Advantage Equity Fund
			No Load Shares
For a share outstanding during the	March 31,		September 30,
fiscal year or six month period ended	2010(b)		2009	2008	2007	2006	2005

Net Asset Value, Beginning of Period	$ 9.99		$ 9.87	$ 14.24	$ 13.75	$ 12.76	$ 11.56
Income (Loss) from Investment Operations:
Net investment income	0.03		0.09	0.12	0.07	0.08	0.09
Net realized and unrealized gain (loss) on securities	1.24		0.16	(3.48)	1.53	1.23	1.40
Total from Investment Operations	1.27		0.25	(3.36)	1.60	1.31	1.49
Less Distributions:
Dividends (from net investment income)	(0.03)		(0.09)	(0.11)	(0.09)	(0.15)	(0.10)
Distributions (from capital gains)	-		(0.04)	(0.90)	(1.02)	(0.17)	(0.19)
Total Distributions	(0.03)		(0.13)	(1.01)	(1.11)	(0.32)	(0.29)
Net Asset Value, End of Period	$ 11.23		$ 9.99	$ 9.87	$ 14.24	$ 13.75	$ 12.76
Total Return (e)	12.77%		2.96%	(25.05%)	11.99%	10.41%	13.02%
Net Assets, End of Period (in thousands)	$ 12,654		$11,192	$14,408	$25,950	$23,544	$20,064
Average Net Assets for the Period (in thousands)	$ 11,916		$ 9,885	$19,919	$25,544	$20,994	$18,682
Ratio of Gross Expenses to Average Net Assets (f)	3.29%	(c)	3.78%	2.66%	2.40%	2.11%	2.18%
Ratio of Net Expenses to Average Net Assets (f)	1.45%	(c)	1.45%	1.48%	1.49%	1.61%	1.75%
Ratio of Net Investment Income to Average Net Assets	0.68%	(c)	1.10%	0.86%	0.51%	0.67%	0.81%
Portfolio Turnover Rate	2.90%		52.28%	33.61%	12.18%	38.18%	12.11%

	Advantage Equity Fund
	Class A Shares
For a share outstanding during the	March 31,		September 30,
fiscal year or six month period ended	2010(b)		2009	2008	2007	2006 (a)

Net Asset Value, Beginning of Period	$ 10.18		$ 9.96	$ 14.38	$ 13.79	$ 12.62
Income (Loss) from Investment Operations:
Net investment income	0.02		0.15	0.09	0.10	0.02
Net realized and unrealized gain (loss) on securities	1.28		0.20	(3.48)	1.55	1.17
Total from Investment Operations	1.30		0.35	(3.39)	1.65	1.19
Less Distributions:
Dividends (from net investment income)	(0.02)		(0.09)	(0.13)	(0.04)	(0.02)
Distributions (from capital gains)	-		(0.04)	(0.90)	(1.02)	-
Total Distributions	(0.02)		(0.13)	(1.03)	(1.06)	(0.02)
Net Asset Value, End of Period	$ 11.46		$ 10.18	$ 9.96	$ 14.38	$ 13.79
Total Return (d)(e)	12.82%		3.94%	(25.01%)	12.36%	9.43%
Net Assets, End of Period (in thousands)	$ 11		$ 10	$ 60	$ 12	$ 11
Average Net Assets for the Period (in thousands)	$ 32		$ 11	$ 75	$ 12	$ 10
Ratio of Gross Expenses to Average Net Assets (f)	3.29%	(c)	3.78%	2.66%	2.15%	2.23%	(c)
Ratio of Net Expenses to Average Net Assets (f)	1.41%	(c)	1.24%	1.46%	1.24%	1.24%	(c)
Ratio of Net Investment Income to Average Net Assets	0.73%	(c)	1.23%	0.90%	0.76%	0.91%	(c)
Portfolio Turnover Rate	2.90%		52.28%	33.61%	12.18%	38.18%

(a)	For the period from July 18, 2006 (Date of Initial Public Offering) to September 30, 2006.
(b) Unaudited.
(c) Annualized.
(d)	Total return does not reflect payment of sales charge, if any.
(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(f)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).

Hillman Capital Management Funds

Financial Highlights			Advantage Equity Fund
			Class C Shares
For a share outstanding during the	March 31,		September 30,
fiscal year or six month period ended	2010(b)		2009	2008	2007	2006 (a)

Net Asset Value, Beginning of Period	$ 10.14		$ 10.01	$ 14.44	$ 13.81	$ 12.62
Income (Loss) from Investment Operations:
Net investment income	0.05		0.09	0.11	0.10	0.02
Net realized and unrealized gain (loss) on securities	1.26		0.17	(3.50)	1.55	1.17
Total from Investment Operations	1.31		0.26	(3.39)	1.65	1.19
Less Distributions:
Dividends (from net investment income)	(0.03)		(0.09)	(0.14)	-	-
Distributions (from capital gains)	-		(0.04)	(0.90)	(1.02)	-
Total Distributions	(0.03)		(0.13)	(1.04)	(1.02)	-
Net Asset Value, End of Period	$ 11.42		$ 10.14	$ 10.01	$ 14.44	$ 13.81
Total Return (d)(e)	12.89%		3.03%	(24.87%)	12.33%	9.43%
Net Assets, End of Period (in thousands)	$ 24		$ 21	$ 11	$ 12	$ 11
Average Net Assets for the Period (in thousands)	$ 23		$ 12	$ 12	$ 12	$ 10
Ratio of Gross Expenses to Average Net Assets (f)	4.04%	(c)	4.53%	3.41%	2.15%	2.23%	(c)
Ratio of Net Expenses to Average Net Assets (f)	1.28%	(c)	1.25%	1.36%	1.24%	1.24%	(c)
Ratio of Net Investment Income to Average Net Assets	0.86%	(c)	1.15%	1.02%	0.76%	0.91%	(c)
Portfolio Turnover Rate	2.90%		52.28%	33.61%	12.18%	38.18%

			Focused Advantage Fund
			No Load Shares
For a share outstanding during the	March 31,		September 30,
fiscal year or six month period ended	2010(b)		2009	2008	2007	2006	2005

Net Asset Value, Beginning of Period	$ 9.68		$ 9.76	$ 16.15	$ 15.26	$ 14.73	$ 11.82
Income (Loss) from Investment Operations:
Net investment income	0.06		0.13	0.20	0.09	0.09	-
Net realized and unrealized gain (loss) on securities	1.17		(0.11)	(5.17)	1.97	0.95	2.92
Total from Investment Operations	1.23		0.02	(4.97)	2.06	1.04	2.92
Less Distributions:
Dividends (from net investment income)	(0.11)		(0.06)	(0.17)	(0.13)	(0.09)	(0.01)
Distributions (from capital gains)	-		(0.04)	(1.25)	(1.04)	(0.42)	-
Total Distributions	(0.11)		(0.10)	(1.42)	(1.17)	(0.51)	(0.01)
Net Asset Value, End of Period	$ 10.80		$ 9.68	$ 9.76	$ 16.15	$ 15.26	$ 14.73
Total Return (e)	12.70%		0.43%	(32.96%)	13.81%	7.15%	24.69%
Net Assets, End of Period (in thousands)	$ 17,710		$17,445	$29,674	$105,093	$78,144	$ 65,180
Average Net Assets for the Period (in thousands)	$ 17,511		$16,774	$84,158	$ 93,766	$88,103	$ 32,265
Ratio of Gross Expenses to Average Net Assets (f)	2.91%	(c)	2.89%	1.74%	1.71%	1.62%	1.89%
Ratio of Net Expenses to Average Net Assets (f)	1.45%	(c)	1.45%	1.48%	1.48%	1.53%	1.75%
Ratio of Net Investment Income to Average Net Assets	0.78%	(c)	1.29%	0.98%	0.60%	0.57%	0.02%
Portfolio Turnover Rate	0.00%		29.79%	47.31%	37.86%	43.27%	39.94%

(a)	For the period from July 18, 2006 (Date of Initial Public Offering) to September 30, 2006.
(b) Unaudited.
(c) Annualized.
(d)	Total return does not reflect payment of sales charge, if any.
(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(f)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).

See Notes to Financial Statements							(Continued)

Hillman Capital Management Funds

Financial Highlights			Focused Advantage Fund
			Class A Shares
For a share outstanding during the	March 31,		September 30,
fiscal year or six month period ended	2010(b)		2009	2008	2007	2006 (a)

Net Asset Value, Beginning of Period	$ 9.70		$ 9.78	$ 16.21	$ 15.31	$ 13.97
Income (Loss) from Investment Operations:
Net investment income	0.04		0.08	0.18	0.06	0.03
Net realized and unrealized gain (loss) on securities	1.19		(0.06)	(5.17)	2.03	1.33
Total from Investment Operations	1.23		0.02	(4.99)	2.09	1.36
Less Distributions:
Dividends (from net investment income)	(0.11)		(0.06)	(0.19)	(0.15)	(0.02)
Distributions (from capital gains)	-		(0.04)	(1.25)	(1.04)	-
Total Distributions	(0.11)		(0.10)	(1.44)	(1.19)	(0.02)
Net Asset Value, End of Period	$ 10.82		$ 9.70	$ 9.78	$ 16.21	$ 15.31
Total Return (d)(e)	12.68%		0.47%	(32.94%)	14.03%	9.74%
Net Assets, End of Period (in thousands)	$ 504		$ 290	$ 294	$ 589	$ 11
Average Net Assets for the Period (in thousands)	$ 403		$ 198	$ 437	$ 269	$ 10
Ratio of Gross Expenses to Average Net Assets (f)	2.90%	(c)	2.89%	1.74%	1.71%	1.58%	(c)
Ratio of Net Expenses to Average Net Assets (f)	1.48%	(c)	1.49%	1.48%	1.48%	1.24%	(c)
Ratio of Net Investment Income to Average Net Assets	0.69%	(c)	1.23%	1.17%	0.60%	0.93%	(c)
Portfolio Turnover Rate	0.00%		29.79%	47.31%	37.86%	43.27%

			Focused Advantage Fund
			Class C Shares
For a share outstanding during the	March 31,		September 30,
fiscal year or six month period ended	2010(b)		2009	2008	2007	2006 (a)

Net Asset Value, Beginning of Period	$ 9.69		$ 9.78	$ 16.15	$ 15.33	$ 13.97
Income (Loss) from Investment Operations:
Net investment income	-		0.04	0.06	0.01	0.03
Net realized and unrealized gain (loss) on securities	1.19		(0.06)	(5.11)	1.91	1.33
Total from Investment Operations	1.19		(0.02)	(5.05)	1.92	1.36
Less Distributions:
Dividends (from net investment income)	(0.09)		(0.03)	(0.07)	(0.06)	-
Distributions (from capital gains)	-		(0.04)	(1.25)	(1.04)	-
Total Distributions	(0.09)		(0.07)	(1.32)	(1.10)	-
Net Asset Value, End of Period	$ 10.79		$ 9.69	$ 9.78	$ 16.15	$ 15.33
Total Return (d)(e)	12.30%		(0.06)%	(33.45%)	13.01%	9.74%
Net Assets, End of Period (in thousands)	$ 428		$ 359	$ 304	$ 592	$ 11
Average Net Assets for the Period (in thousands)	$ 391		$ 199	$ 303	$ 390	$ 10
Ratio of Gross Expenses to Average Net Assets (f)	3.65%	(c)	3.64%	2.49%	2.44%	1.58%	(c)
Ratio of Net Expenses to Average Net Assets (f)	2.20%	(c)	2.20%	2.21%	2.21%	1.24%	(c)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.00%	(c)	0.45%	0.38%	(0.13)%	0.93%	(c)
Portfolio Turnover Rate	0.00%		29.79%	47.31%	37.86%	43.27%

(a)	For the period from July 18, 2006 (Date of Initial Public Offering) to September 30, 2006.
(b) Unaudited.
(c) Annualized.
(d)	Total return does not reflect payment of sales charge, if any.
(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(f)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).

See Notes to Financial Statements

Hillman Capital Management Funds

Notes to Financial Statements (Unaudited)

1.   Organization and Significant Accounting Policies

The Hillman Advantage Equity Fund and The Hillman Focused Advantage Fund, (collectively the “Funds” and individually a “Fund”) are series funds. The Funds are part of the Hillman Capital Management Investment Trust (the “Trust”), which was organized as a Delaware Business Statutory Trust and is registered under the Investment Company Act of 1940, (the “1940 Act”), as amended, as an open-ended management investment company.

The Hillman Advantage Equity Fund (“Advantage Equity Fund”) commenced operations on December 29, 2000. The investment objective of the Fund is to seek maximum total return through a combination of long-term capital appreciation and current income.

The Hillman Focused Advantage Fund (“Focused Advantage Fund”) commenced operations on December 29, 2000.  The investment objective of the Fund is to seek long-term capital appreciation.

The Board of Trustees of the Trust (the “Trustees”) approved, on February 14, 2006, a plan to authorize three new classes of shares for both Funds designated as Class A Shares, Class B Shares, and Class C Shares.  On July 18, 2006, the Class A Shares, Class B Shares, and Class C Shares became effective.  On June 15, 2009, the Class B Shares of both Funds were converted into Class C Shares.  The Funds currently have an unlimited number of authorized shares, which are divided into three classes – No Load Shares, Class A Shares, and Class C Shares.

Each class of shares has equal rights as to assets of its corresponding Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees.  Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.  All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class. The Funds’ Class C shares are sold without an initial sales charge; however, they are subject to a contingent deferred sales charge.  Class C shares are charged at a rate of 1% if redeemed in the first year, which is payable to the Distributor of the Trust. Class A shares are sold with an initial sales charge of up to 5.75% of the amount invested. The No Load, Class A, and Class C shares are subject to distribution plan fees as described in Note 3. Class C shares are automatically converted into the No Load shares after ten years.

The following is a summary of significant accounting policies consistently followed by the Funds.  The policies are in conformity with accounting principles generally accepted in the United States of America.  In June 2009, the Financial Accounting Standards Board (“FASB”) codified its standards and accounting principles for the financial statements issued for years ending after September 15, 2009.  Herein, the Funds will make reference to accounting principles generally accepted in the United States issued by FASB as Accounting Standards Codification (“ASC”).

Investment Valuation
The Funds’ investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurement
The Funds have adopted ASC Topic 820, Fair Value Measurements, effectively October 1, 2008.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

(Continued)

Hillman Capital Management Funds

Notes to Financial Statements (Unaudited)

Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

a.	Level 1: quoted prices in active markets for identical securities
b.	Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
c.	Level 3: significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments)

The Funds have adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An Investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The valuation techniques used by the Funds to measure fair value during the six month period ending March 31, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Funds’ assets as of March 31, 2010:

Advantage Equity Fund
Investments in Securities	Total	Level 1	Level 2	Level 3
Assets
Common Stocks	$12,325,810	$12,325,810	$-	$-
Investment Company	269,148	- -	269,148	-
Total Assets	$12,594,958	$12,325,810	$269,148	$-

Focused Advantage Fund
Investments in Securities	Total	Level 1	Level 2	Level 3
Assets
Common Stocks	$18,400,062	$18,400,062	$-	$-
Investment Company	214,787	- -	214,787	-
Total Assets	$18,614,849	$18,400,062	$214,787	$-

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
The Funds bear expenses incurred specifically on their behalf as well as a portion of general trust expenses, which are allocated according to methods reviewed annually by the Trustees.
(Continued)

Hillman Capital Management Funds

Notes to Financial Statements (Unaudited)

Dividend Distributions
The Funds may declare and distribute dividends from net investment income (if any) at the end of each calendar quarter.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Funds intend to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.   Transactions with Affiliates

Advisor
The Funds pay monthly advisory fees to Hillman Capital Management, Inc. (the “Advisor”) based upon the average daily net assets of each Fund and calculated at an annual rate.  For the six month period ended March 31, 2010, the Advisor waived or reduced its fees and assumed other expenses of each Fund, in order to limit total operating expenses to not more than the percentage listed in the table below (exclusive of interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, and amounts, if any, payable under a Rule 12b-1 distribution plan).  There is no assurance that these voluntary fee waivers and expense reimbursements will continue in the future.

Fund	Advisor Fees Rate	Net Expense Ratio	Advisor Fees Waived	Expenses Reimbursed
Advantage Equity	1.00%	1.24%	$59,960	$48,041
Focused Advantage	1.00%	1.24%	$105,521	$9,829

Administrator
Each Fund pays a monthly administration fee to The Nottingham Company (the “Administrator”) based upon the average daily net assets of each Fund and calculated at the annual rates as shown in the schedule below which is subject to a minimum of $2,000 per month per Fund.  The Administrator also receives a fee to procure and pay the custodian for each Fund, additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses.  A breakdown of these fees is provided in the following schedule.

Administration Fees (1)		Custody Fees (2)		Fund Accounting Fees (monthly)	Fund Accounting Asset Based		Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate		Average Net Assets	Annual Rate
First $50 million	0.125%	First $100 million	0.020%	$2,250	All Assets	0.01%	$150 per state
Next $50 million	0.100%	Over $100 million	0.009%	$750 (3)			per class
Over $100 million	0.075%
   (1)  Subject to a minimum fee of $2,000 per month             (2)  Subject to a minimum fee of $400 per month             (3)  For each additional class.

(Continued)

Hillman Capital Management Funds

Notes to Financial Statements (Unaudited)

Compliance Services
Nottingham Compliance Services, LLC, a fully owned affiliate of The Nottingham Company, provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 of the Securities and Exchange Commission.  It receives compensation for this service at an annual rate of $7,750 per Fund.
Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Funds.  It receives compensation for its services based upon $15 per shareholder per year, subject to a minimum fee of $1,750 per month per Fund, plus $500 per month for each additional class of shares.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.  The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any.  During the six month period ended March 31, 2010, there were no sales charges for the Advantage Equity Fund and sales charges of $3,131 for the Focused Advantage Fund.

Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor or the Administrator.

3.  Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act), of the Trust adopted distribution and service plans pursuant to Rule 12b-1 of the 1940 Act (the “Plans”) applicable to the No Load Shares, Class A Shares, and Class C Shares.  The 1940 Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plans provide that the Fund may incur certain costs, which may not exceed 0.25% per annum of the average daily net assets of the No Load Shares and Class A Shares or 1.00% per annum of the average daily net assets of the Class C Shares for each year elapsed subsequent to adoption of the Plans, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of No Load Shares, Class A Shares, and Class C Shares in the Funds or support servicing of those classes’ shareholder accounts.    See the table below for a breakout of the 12b-1 fees incurred and waived for the Advantage Equity Fund and the Focused Advantage Fund for the six month period ended March 31, 2010.

	Advantage Equity		Focused Advantage
Class	Incurred	Waived	Incurred	Waived
No Load Shares	$14,854	$2,090	$21,830	$3,153
Class A Shares	40	12	503	9
Class C Shares	113	97	1,951	83

4.   Purchases and Sales of Investment Securities

For the six month period ended March 31, 2010 the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
Advantage Equity	$ 551,683	$331,870
Focused Advantage	-	1,298,421

There were no purchases of long-term U.S. Government Obligations for either Fund during the six month period ended March 31, 2010.

(Continued)

Hillman Capital Management Funds

Notes to Financial Statements (Unaudited)

 5.   Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management reviewed the tax positions in the open tax years of 2007, 2008, and 2009 and determined that the implementation of ASC Topic 740 “Accounting for Uncertainty in Income Taxes” had no impact on the Funds’ net assets or results of operations.  As of and during the six month period ended March 31, 2010, the Funds do not have a liability for uncertain tax positions.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  During the period, the Funds did not incur any interest or penalties.

Distributions during the fiscal years and period ended were characterized for tax purposes as follows:

		Distributions from
Fund	For the six month period or fiscal year ended	Ordinary Income	Long-Term Capital Gains
Advantage Equity	03/31/2010	$39,015	$ -
	09/30/2009(a)	106,409	60,355
	09/30/2008(a)	291,078	1,506,652
Focused Advantage	03/31/2010	188,027	-
	09/30/2009(a)	215,752	-
	09/30/2008(a)	2,124,349	7,000,971
(a)	audited

At March 31, 2010, the tax-basis cost of investments for federal income tax purposes were as follows:

	Advantage Equity	Focused Advantage
Cost of Investments	$10,481,163	$18,533,619

Unrealized Appreciation	$2,390,684	$2,005,629
Unrealized Depreciation	(276,889)	(1,924,399)
Net Unrealized Appreciation (Depreciation)	2,113,795	81,230

(Continued)

Hillman Capital Management Funds

Notes to Financial Statements (Unaudited)

6.	Capital Share Transactions

For the six month period or fiscal year ended	Advantage Equity Fund
	No Load Shares		Class A Shares
	March 31, 2010	September 30, 2009(a)	March 31, 2010	September 30, 2009(a)
Transactions in Capital Shares			3,846	1,194
Shares sold	26,660	75,493
Reinvested distributions	3,400	21,227	11	16
Shares repurchased	(24,001)	(435,182)	(3,855)	(6,271)
Net (Decrease) Increase in Capital Shares	6,058	(338,462)	2	(5,061)
Shares Outstanding, Beginning of Period	1,120,865	1,459,327	941	6,002
Shares Outstanding, End of Period	1,126,924	1,120,865	943	941

For the six month period or fiscal year ended	Advantage Equity Fund
	Class B Shares		Class C Shares
	March 31, 2010	September 30, 2009(a)	March 31, 2010	September 30, 2009(a)
Transactions in Capital Shares			-	936
Shares sold	-	-
Reinvested distributions	-	14	5	23
Shares repurchased	-	(938)	-	-
Net (Decrease) Increase in Capital Shares	-	(924)	5	959
Shares Outstanding, Beginning of Period	-	(924)	2,094	1,135
Shares Outstanding, End of Period	-	-	2,099	2,094

For the six month period or fiscal year ended	Focused Advantage Fund
	No Load Shares		Class A Shares
	March 31, 2010	September 30, 2009(a)	March 31, 2010	September 30, 2009(a)
Transactions in Capital Shares			39,481	26,863
Shares sold	26,399	213,341
Reinvested distributions	16,239	26,256	387	367
Shares repurchased	(205,195)	(1,479,090)	(23,226)	(27,426)
Net Decrease in Capital Shares	(162,557)	(1,239,493)	16,642	(196)
Shares Outstanding, Beginning of Period	1,802,059	3,041,552	29,895	30,091
Shares Outstanding, End of Period	1,639,502	1,802,059	46,537	29,895

For the six month period or fiscal year ended	Focused Advantage Fund
	Class B Shares		Class C Shares
	March 31, 2010	September 30, 2009(a)	March 31, 2010	September 30, 2009(a)
Transactions in Capital Shares			5,347	23,272
Shares sold	-	3,738
Reinvested distributions	-	107	340	191
Shares repurchased	-	(16,706)	(3,089)	(17,464)
Net (Decrease) Increase in Capital Shares	-	(12,861)	2,598	(5,999)
Shares Outstanding, Beginning of Period	-	12,861	37,084	31,085
Shares Outstanding, End of Period	-	-	39,682	37,084

(a) Audited

(Continued)

Hillman Capital Management Funds

Notes to Financial Statements (Unaudited)

7.   Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects that risk of loss to be remote.

8.    Subsequent Events

In accordance with the adoption of ASC Topic 855, Subsequent Events, and in preparing these financial statements, the Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

Hillman Capital Management Funds

Additional Information (Unaudited)

1. Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Proxy Voting and Disclosure Policy are included as Appendix B to the Funds’ Statement of Additional Information and are available, (1) without charge, upon request, by calling 1-800-773-3863 and (2) on the SEC’s website at http://ww.sec.gov.   Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Funds at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.   Quarterly Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov.  You may review and make copies at the SEC’s Public Reference Room in Washington, D.C.  You may also obtain copies after paying a duplicating fee by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to publicinfo@sec.gov, or is available without charge, upon request, by calling the Funds at 1-800-773-3863.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330, (1-800-732-0330).

3.   Approval of Advisory Agreement

The Advisor supervises the investments of the Funds pursuant to an Investment Advisory Agreement.  At the annual meeting of the Funds’ Board of Trustees on December 22, 2009, the Trustees unanimously approved the renewal of the Investment Advisory Agreement for another year.  In considering whether to approve the renewal of the Investment Advisory Agreement, the Trustees reviewed and considered the information they deemed reasonably necessary, including the following material factors: (i) the nature, extent, and quality of the services provided by the Advisor; (ii) the investment performance of the Funds and the Advisor; (iii) the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale would be realized as the Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Funds’ investors; (v) the Advisor’s practices regarding brokerage and portfolio transactions; and (vi) the Advisor’s practices regarding possible conflicts of interest.

At the meeting, the Trustees reviewed various informational materials including, without limitation, a copy of the Investment Advisory Agreement for the Funds; a memorandum from the Advisor to the Trustees containing information about the Advisor, its business, its finances, its personnel, its services to the Funds, and comparative expense ratio information for other mutual funds with strategies similar to the Funds; and a memorandum from Kilpatrick Stockton LLP (counsel to the Funds) that summarized the fiduciary duties and responsibilities of the Board of Trustees in reviewing and approving the Investment Advisory Agreement, including the types of information and factors that should be considered in order to make an informed decision.

In considering the nature, extent, and quality of the services provided by the Advisor to the Funds, the Trustees considered the responsibilities of the Advisor under the Investment Advisory Agreement.  The Trustees reviewed the services being provided by the Advisor to the Funds including, without limitation, the quality of its investment advisory services since each Fund’s inception (including research and recommendations with respect to portfolio securities); its procedures for formulating investment recommendations and assuring compliance with each Fund’s investment objectives and limitations; its coordination of services for the Funds among the Funds’ service providers; and its efforts to promote the Funds, grow the Funds’ assets, and assist in the distribution of Fund shares.  The Trustees noted that the Trust’s president, treasurer, principal executive officer, principal financial officer, and chief compliance officer were either employees of the Advisor or retained by the Advisor and serve the Funds without additional compensation from the Funds.  After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., descriptions of the Advisor’s business, the Advisor’s compliance programs, and the Advisor’s Form ADV), the Board of Trustees concluded that the nature, extent, and quality of the services provided by the Advisor were satisfactory and adequate for the Funds.

(Continued)

Hillman Capital Management Funds

Additional Information (Unaudited)

In considering the investment performance of the Funds and the Advisor, the Trustees compared the short and long-term performance of each Fund with the performance of its benchmark index, comparable funds with similar objectives managed by other investment advisors, and applicable peer group data (e.g., Bloomberg peer group averages).  The Trustees also considered the consistency of the Advisor’s management of each Fund with its investment objective and policies.  After reviewing the short and long-term investment performance of the Funds, the Advisor’s experience managing the Funds and other advisory accounts, the Advisor’s historical investment performance, and other factors, the Board of Trustees concluded that the investment performance of the Funds and the Advisor was satisfactory.

In considering the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Funds, including any benefits derived or to be derived by the Advisor from the relationship with the Funds, the Trustees considered the Advisor’s staffing, personnel, and methods of operating; the education and experience of the Advisor’s personnel; the Advisor’s compliance policies and procedures; the financial condition of the Advisor; the level of commitment to the Funds and the Advisor by the principals of the Advisor; the asset level of each Fund; and the overall expenses of each Fund, including certain prior fee waivers and reimbursements by the Advisor on behalf of the Funds and the nature and frequency of advisory fee payments.  The Trustees discussed the financial stability and profitability of the Advisor and the Advisor’s prior fee waivers in detail, including the nature and scope of cost allocation for such fees.  The Trustees also considered potential benefits for the Advisor in managing the Funds, including promotion of the Advisor’s name, the ability for the Advisor to place small accounts into the Funds, and the potential for the Advisor to generate soft dollars from certain of the Funds’ trades that may benefit the Advisor’s other clients as well.  The Trustees then compared the fees and expenses of each Fund (including the management fee) to other funds comparable in terms of the type of fund, the nature of its investment strategy, and its style of investment management, among other factors.  With respect to each Fund, the Trustees determined that the management fee was higher than the comparable funds and the net expense ratio was higher than some of the comparable funds and lower than others.  The Trustees also determined that each Fund’s management fee and net expense ratio were higher than its peer group average.  The Trustees noted that each Fund was much smaller in size than its peer group average.  Following this comparison and upon further consideration and discussion of the foregoing, the Board of Trustees concluded that the fees to be paid to the Advisor by the Funds were fair and reasonable in relation to the nature and quality of the services provided by the Advisor.

In considering the extent to which economies of scale would be realized as the Funds grow and whether the advisory fee levels reflect these economies of scale for the benefit of the Funds’ investors, the Trustees considered that each Fund’s fee arrangements with the Advisor involved the management fee and voluntary waivers from the Advisor.  The Trustees noted that, while the management fees remained the same at all asset levels, the Funds’ shareholders had experienced benefits from the Advisor’s voluntary waiver of advisory fees for the Funds and the Funds’ shareholders would benefit from economies of scale under the Funds’ agreements with service providers other than the Advisor.  Following further discussion of the Funds’ asset levels, expectations for growth, and fee levels, the Board of Trustees determined that the Funds’ fee arrangements were fair and reasonable in relation to the nature and quality of the services provided by the Advisor.

In considering the Advisor’s practices regarding brokerage and portfolio transactions, the Trustees considered the Advisor’s standards, and performance in utilizing those standards, for seeking best execution for Fund portfolio transactions.  The Trustees also considered the anticipated portfolio turnover rate for the Funds; the process by which evaluations are made of the overall reasonableness of commissions paid; the method and basis for selecting and evaluating the broker-dealers used; any anticipated allocation of portfolio business to persons affiliated with the Advisor; and the extent to which the Funds allocate portfolio business to broker-dealers who provide research, statistical, or other services (“soft dollars”).  After further review and discussion, the Board of Trustees determined that the Advisor’s practices regarding brokerage and portfolio transactions were satisfactory.

In considering the Advisor’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Funds; the basis for past soft dollar payments with broker-dealers, including any broker-dealers affiliated with the Advisor; the basis of decisions to buy or sell securities for the Funds and/or the Advisor’s other accounts; the method for bunching of portfolio securities transactions; and the

(Continued)

Hillman Capital Management Funds

Additional Information (Unaudited)

substance and administration of the Advisor’s code of ethics.  Following further consideration and discussion, the Board of Trustees indicated that the Advisor’s standards and practices relating to the identification and mitigation of possible conflicts of interests were satisfactory.

Based upon all of the foregoing considerations, the Board of Trustees, including a majority of the Trust’s independent trustees, approved the renewal of the Investment Advisory Agreement.

The Hillman Capital Management
Mutual Funds are a series of the
Hillman Capital Management Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Documented:	Documented:

Nottingham Shareholder Services, LLC	Hillman Capital Management, Inc.
116 South Franklin Street	7501 Wisconsin Avenue
Post Office Drawer 4365	Suite 1100 E
Rocky Mount, North Carolina 27803	Bethesda, Maryland 20814

Toll-Free Telephone:	Toll-Free Telephone:

1-800-773-3863	1-800-773-3863

World Wide Web @:	World Wide Web @:

ncfunds.com	hillmancapital.com

Item 2.	CODE OF ETHICS.

Not applicable.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.

A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

   Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

   Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

    Not applicable.

Item 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.

   None.

Item 11. CONTROLS AND PROCEDURES.

(a)
The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  EXHIBITS.

(a)(1)       Not applicable.

(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3)	Not applicable.

(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hillman Capital Management Investment Trust

By: (Signature and Title)	/s/ Mark A. Hillman
Date: June 4, 2010	Mark A. Hillman, Trustee, President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Mark A. Hillman
Date: June 4, 2010	Mark A. Hillman, Trustee, President and Principal Executive Officer

By: (Signature and Title)	/s/ John D. Marriott, Jr.
Date: June 5, 2010	John D. Marriott, Jr., Treasurer and Principal Financial Officer